Business Combinations (Tables)	12 Months Ended
Dec. 31, 2022
Business Acquisition [Line Items]
Summary of Unaudited Pro Forma Financial Information	The unaudited pro forma financial information, in aggregate, is as follows:

Year Ended
December 31, 2021
Revenues:
Subscription	$88,323
Advisory, advertising, and other	11,376

Total revenues	99,699

Net loss	$(113,303)

Aicel Technologies
Business Acquisition [Line Items]
Summary of Fair Value of Consideration Transferred	The acquisition date fair value of the consideration transferred for Aicel consisted of the following:

Fair value of Class A common stock	$8,590
Fair value of contingent consideration	88

Total	$8,678

Summary of Fair Values of Assets Acquired and Liabilities Assumed
The following table summarizes the fair values of assets acquired and liabilities assumed as of the date of acquisition:

Cash and cash equivalents	$1,525
Current assets, net	447
Property and equipment, net	53
Equity method investment	45
Intangible assets	3,000
Deferred revenues	(602)
Other current liabilities	(453)
Debt	(1,131)

Total net assets acquired	2,884
Goodwill	5,794

Total purchase price	$8,678

Summary of Components of Identified Intangible Assets Acquired and Estimated Useful Lives
The following table sets forth the components of identified intangible assets acquired and their estimated useful lives as of the date of acquisition:

	Estimated Fair Value	Estimated Useful Life (Years)
Developed technology	$1,200	8
Database	750	8
Customer relationships	650	11
Tradename	400	7

Total intangible assets acquired	$3,000

2021 Acquisitions
Business Acquisition [Line Items]
Summary of Fair Value of Consideration Transferred	The table below summarizes the fair value of consideration transferred for the 2021 Acquisitions:

	Oxford Analytica	Fireside	Timebase	Board.org	Equilibrium	Predata	Curate	Forge	FrontierView	Total
Acquisition date:	2/12/2021	4/30/2021	5/7/2021	6/3/2021	6/25/2021	6/30/2021	8/27/2021	9/9/2021	11/19/2021
Cash	$3,850	$7,290	$2,241	$10,113	$833	$1,925	$1,120	$614	$18,107	$46,093
Fair value of common stock (a)	2,626	—	—	—	8,271	6,510	6,078	9,481	—	32,966
Fair value of seller notes	—	10,232	2,078	9,128	—	—	—	—	—	21,438
Fair value of contingent consideration (b)	—	—	—	—	—	196	1,206	1,700	—	3,102
Fair value of contributed interests (c)	—	—	—	—	315	—	—	—	—	315

Total	$6,476	$17,522	$4,319	$19,241	$9,419	$8,631	$8,404	$11,795	$18,107	$103,914

(a)
The Company transferred the following shares to certain of the sellers of the 2021 Acquisitions: (i) 968,172 for Oxford Analytica, (ii) 1,260,320 for Equilibrium, (iii) 991,804 for Predata, (iv) 677,483 for Curate, and (v) 1,056,703 for Forge, respectively.

(b)
Pursuant to the terms of the acquisition agreements, the sellers of certain of the 2021 Acquisitions were eligible for additional contingent consideration consisting of: (i) up to 333,660 shares for Curate, and (ii) 195,834 shares for Forge (all of which have been issued to the Forge employees at the closing, and are subject to clawback based on the earnout provisions), respectively.

(c)
The fair value of the contributed interests reflects the Company’s CEO contributing his previously held minority interest in Equilibrium to the Company which is reflected as a capital contribution to the Company.

Summary of Fair Values of Assets Acquired and Liabilities Assumed	The table below summarizes aggregated information regarding the fair values of the assets acquired and liabilities assumed as of the respective acquisition dates:

	Oxford Analytica	Fireside (a)	Timebase	Board.org (a)	Equilibrium	Predata	Curate	Forge	FrontierView (a)	Total
Cash	$207	$51	$315	$201	$149	$126	$595	$40	$783	$2,467
Accounts receivable	668	389	185	2,862	—	165	179	—	1,535	5,983
Other assets	274	—	85	229	13	258	20	90	289	1,258
Intangible assets	4,600	3,816	1,474	9,122	4,909	5,336	3,720	3,705	5,557	42,239
Accounts payable and accrued expenses	(1,052)	(136)	(220)	(208)	(58)	(245)	(173)	(316)	(1,034)	(3,442)
Deferred revenue	(2,340)	—	(360)	(4,411)	—	(95)	(301)	(281)	(2,173)	(9,961)
Other liabilities	(237)	—	—	(613)	—	(32)	—	—	—	(882)
Deferred tax liability	(441)	—	(475)	—	(835)	—	(609)	—	—	(2,360)

Total net assets acquired	1,679	4,120	1,004	7,182	4,178	5,513	3,431	3,238	4,957	35,302

Goodwill	4,797	13,402	3,315	12,059	5,241	3,118	4,973	8,557	13,150	68,612

Total purchase price	$6,476	$17,522	$4,319	$19,241	$9,419	$8,631	$8,404	$11,795	$18,107	$103,914

(a)
The acquired intangible assets and the goodwill (up to $13,430, $11,446, and $13,150 in connection with the Fireside, Board.org, and FrontierView acquisitions, respectively) will be deductible for U.S. federal income tax purposes.

Summary of Components of Identified Intangible Assets Acquired and Estimated Useful Lives	The following table sets forth the components of identifiable intangible assets acquired and liabilities assumed and their estimated useful lives as of the respective acquisition dates:

	Oxford Analytica	Fireside	Timebase	Board.org	Equilibrium	Predata	Curate	Forge	FrontierView	Total Estimated Fair Value	Estimated Useful Life (Years)
Developed technology	$—	$1,349	$537	$—	$4,909	$1,195	$623	$1,672	$1,972	$12,257	4-20
Customer relationships	750	2,314	937	8,855	—	3,477	1,828	2,033	2,754	22,948	3-15
Databases	—	—	—	—	—	—	1,269	—	—	1,269	15
Tradenames	926	153	—	267	—	664	—	—	239	2,249	3-20
Expert network	2,924	—	—	—	—	—	—	—	—	2,924	6
Content library	—	—	—	—	—	—	—	—	592	592	10

Total intangible assets acquired	$4,600	$3,816	$1,474	$9,122	$4,909	$5,336	$3,720	$3,705	$5,557	$42,239

Summary of Acquisitions by Region	The following table summarizes the Company’s acquisitions by region for the periods presented:

2021
North America	6
Europe	1
Australia	1
Asia	1

Summary of Contingent Consideration	The following table summarizes the contingent consideration as of the date of the 2021 Acquisitions, as of December 31, 2021 and as of December 31, 2022:

	Predata	Curate	Forge	Total
Fair value of contingent consideration on the respective acquisition dates	$196	$1,206	$1,700	$3,102
Changes to the fair value of contingent consideration	322	1,348	(1,236)	434

Fair value of contingent consideration as of December 31, 2021	518	2,554	464	3,536
Changes to the fair value of contingent consideration	—	(1,140)	(455)	(1,595)
Earned contingent consideration settled	—	(531)	—	(531)
Unearned contingent consideration reversal	(518)	—	(9)	(527)

Fair value of contingent consideration as of December 31, 2022	$—	$883	$—	$883

Summary of Contingent Compensation	The following table summarizes the fair value of contingent compensation recognized and settled during the periods presented, and the liability balances as of the periods presented:

	Equilibrium (a)	Predata	Forge (b)	FrontierView (c)	Total
Contingent compensation recognized during 2021	$861	$504	$260	$93	$1,718
Contingent compensation settled in 2021	(150)	—	—	—	(150)

Contingent compensation liability as of December 31, 2021	711	504	260	93	1,568
Contingent compensation recognized	(485)	—	170	1,588	1,273
Contingent compensation settled	—	—	(267)	(1,000)	(1,267)
Unearned contingent compensation reversal	(182)	(504)	(163)	(81)	(930)

Contingent compensation liability as of December 31, 2022	$44	$—	$—	$600	$644

(a)	Equilibrium contingent compensation consists of up to $4,000 in cash and 296,750 shares of the Company’s common stock.
(b)
Forge contingent compensation consists of an employee retention bonus in the amount of $422 and up to 457,015 shares of the Company’s common stock. These shares are subject to clawback based on the earnout provisions. As of June 30, 2022, Forge employees earned cash contingent compensation of $422, of which $267 was paid in the second quarter of 2022 and the remaining $155 was initially scheduled to be paid in the first quarter in 2023 but deemed cancelled and therefore reversed during the third quarter in 2022 due to the departure of the individual employee recipient.

(c)
Reflects the first contingent compensation threshold earned by the FrontierView employees as of March 31, 2022 that was settled through the payment of $1,000 in the second quarter of 2022. The second contingent compensation threshold is also for $1,000 and subject to FrontierView achieving previously agreed upon revenue targets.